INVESTMENTS IN ASSOCIATED COMPANIES (Income statement information) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 225,890	$ 240,361
Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Operating revenues	20,141	28,315
Net operating revenues	15,082	28,315
Net income	$ 2,564	$ 6,246
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%		49.90%
River Box | Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 10,076
Net operating revenues	10,065
Net income	$ 1,819
SFL Deepwater
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)		100.00%
SFL Deepwater | Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Operating revenues		$ 8,207
Net operating revenues		8,207
Net income		$ (721)
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	100.00%	100.00%	100.00%
SFL Hercules | Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 10,065	$ 8,157
Net operating revenues	5,017	8,157
Net income	$ 745	$ 2,341
SFL Linus
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)		100.00%
SFL Linus | Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Operating revenues		$ 11,951
Net operating revenues		11,951
Net income		$ 4,626